Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss per share [Abstract]
Loss attributable to shareholders	$ (48,258)	$ (38,961)	$ (35,587)
Weighted average number of shares in issue (in shares)	61,042,621	52,028,145	52,022,588
Basic loss per share (in dollars per share)	$ (0.79)	$ (0.75)	$ (0.68)
Diluted loss per share (in dollars per share)	$ (0.79)	$ (0.75)	$ (0.68)